Balance Sheet Details (Details) - Schedule of allowance for doubtful accounts - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of allowance for doubtful accounts [Abstract]
Beginning balance, January 1	$ 267	$ 388
Charges to expense	1,307	11
Write-offs and recoveries	(1,382)	(126)
Foreign currency translation	(4)	(6)
Ending balance, December 31	$ 188	$ 267